Short-Term Borrowings (a) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-Term Borrowings (a) (Textual) [Abstract]
Compensation expense included in federal funds purchased and short term borrowings rates	$ 218	$ 216	$ 199
Tax rate on interest	35.00%